Non-Interest Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of non-interest income and non-interest expenses
Non-interest income and non-interest expenses for the years ended December 31 consist of the following:

	2013	2012	2011
Non-interest income:
Service charges on deposit accounts	$2,800,394	$2,589,333	$2,586,518
Commissions and fees on sales of non-banking products	24,169,935	21,505,620	19,422,025
Cash surrender value increase	582,214	542,087	646,675
Gain on sale of loans	323,433	703,486	487,628
Other	1,331,162	1,272,530	1,511,483
Total non-interest income	$29,207,138	$26,613,056	$24,654,329
Non-interest expenses:
Salaries and employee benefits	$27,502,681	$24,029,868	$23,065,164
Building occupancy and equipment	5,195,624	4,674,793	4,838,369
FDIC and N.Y.S. assessment	427,818	419,624	609,682
Advertising	907,481	665,033	619,999
Postage and telephone	744,976	719,440	694,607
Director compensation	274,433	268,851	275,854
Professional fees	880,758	537,526	425,456
Consultant fees	1,747,505	1,627,623	1,258,856
Travel and meetings	1,121,302	898,926	951,118
Insurance	520,896	486,498	374,539
Dues and subscriptions	309,123	249,051	212,434
Service fees	1,071,280	1,012,850	923,804
ORE expenses	69,580	135,378	129,672
Contributions	138,922	137,114	130,794
Sales tax	1,407	1,802	6,921
Other	1,012,775	930,899	838,792
Intangible amortization	452,356	338,877	390,706
Total non-interest expenses	$42,378,917	$37,134,153	$35,746,767